Restricted Cash	12 Months Ended
Dec. 31, 2023
Restricted Cash [Abstract]
Restricted Cash
8.
Restricted cash

As at	December 31, 2023	December 31, 2022
Captive insurance	19,616	19,044
Other	275	294
	19,891	19,338

The Company has secured insurance coverage for its directors and officers through two separate captive insurance structures (note 3).